Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Inventory
Inventory consists of the following (in thousands):

	September 30, 2013	December 31, 2012
Aftermarket and refurbished products	$649,768	$523,677
Salvage and remanufactured products	368,401	377,126
	$1,018,169	$900,803
Inventory consists of the following (in thousands):

	December 31,
	2012	2011
Aftermarket and refurbished products	$523,677	$445,787
Salvage and remanufactured products	377,126	291,059
	$900,803	$736,846

Schedule Of Estimated Useful Lives
Our estimated useful lives are as follows:

Land improvements	10-20 years
Buildings and improvements	20-40 years
Furniture, fixtures and equipment	3-20 years
Computer equipment and software	3-10 years
Vehicles and trailers	3-10 years

Schedule Of Property And Equipment
Property and equipment consists of the following (in thousands):

	December 31,
	2012	2011
Land and improvements	$87,720	$81,170
Buildings and improvements	133,368	119,414
Furniture, fixtures and equipment	243,565	192,514
Computer equipment and software	91,588	79,195
Vehicles and trailers	51,187	40,825
Leasehold improvements	91,280	69,079
	698,708	582,197
Less—Accumulated depreciation	(231,130)	(179,950)
Construction in progress	26,801	21,851
	$494,379	$424,098

Changes In Carrying Amount Of Goodwill
The change in the carrying amount of goodwill by reportable segment during the nine months ended September 30, 2013 is as follows (in thousands):

	North America	Europe	Total
Balance as of January 1, 2013	$1,339,831	$350,453	$1,690,284
Business acquisitions and adjustments to previously recorded goodwill	17,623	209,638	227,261
Exchange rate effects	(4,407)	7,778	3,371
Balance as of September 30, 2013	$1,353,047	$567,869	$1,920,916

The changes in the carrying amount of goodwill by reportable segment are as follows (in thousands):

	North America	Europe	Total
Balance as of January 1, 2010	$938,783	$—	$938,783
Business acquisitions and adjustments to previously recorded goodwill	91,757	—	91,757
Exchange rate effects	2,433	—	2,433
Balance as of December 31, 2010	$1,032,973	$—	$1,032,973
Business acquisitions and adjustments to previously recorded goodwill	105,177	337,031	442,208
Exchange rate effects	(1,520)	2,402	882
Balance as of December 31, 2011	$1,136,630	$339,433	$1,476,063
Business acquisitions and adjustments to previously recorded goodwill	201,742	(4,140)	197,602
Exchange rate effects	1,459	15,160	16,619
Balance as of December 31, 2012	$1,339,831	$350,453	$1,690,284

Components Of Other Intangibles
The components of other intangibles are as follows (in thousands):

	September 30, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trade names and trademarks	$144,254	$(26,167)	$118,087	$118,422	$(21,599)	$96,823
Customer relationships	45,252	(10,616)	34,636	14,426	(6,642)	7,784
Covenants not to compete	3,822	(2,116)	1,706	3,654	(1,546)	2,108
	$193,328	$(38,899)	$154,429	$136,502	$(29,787)	$106,715

The components of other intangibles are as follows (in thousands):

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trade names and trademarks	$118,422	$(21,599)	$96,823	$115,954	$(16,305)	$99,649
Customer relationships	14,426	(6,642)	7,784	10,050	(3,065)	6,985
Covenants not to compete	3,654	(1,546)	2,108	3,194	(918)	2,276
	$136,502	$(29,787)	$106,715	$129,198	$(20,288)	$108,910

Changes In Warranty Reserve
The changes in the warranty reserve during the nine month period ended September 30, 2013 were as follows (in thousands):

Balance as of January 1, 2013	$10,574
Warranty expense	22,652
Warranty claims	(21,109)
Balance as of September 30, 2013	$12,117

The changes in the warranty reserve are as follows (in thousands):

Balance as of January 1, 2011	$2,063
Warranty expense	22,364
Warranty claims	(20,802)
Business acquisitions	3,722
Balance as of December 31, 2011	$7,347
Warranty expense	29,628
Warranty claims	(27,514)
Business acquisitions	1,113
Balance as of December 31, 2012	$10,574